Share-Based Payment Transactions (Details) - Schedule of share options, their weighted average exercise price - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Share Options Their Weighted Average Exercise Price Abstract
Number of options, Outstanding, at beginning of year	18,422,700
Weighted average exercise price beginning of year	$ 0.18
Weighted average remaining contractual terms (in years) beginning of year	8 years 5 months 12 days
Aggregate intrinsic value beginning of year
Number of options, Vested and expected to vest	27,002,200
Weighted average exercise price, Vested and expected to vest	$ 0.13
Weighted average remaining contractual terms (in years), Vested and expected to vest	7 years 1 month 20 days
Aggregate intrinsic value, Vested and expected to vest
Number of options, Exercisable	11,071,575
Weighted average exercise price, Exercisable	$ 0.21
Weighted average remaining contractual terms (in years), Exercisable	7 years 2 months 4 days
Aggregate intrinsic value, Exercisable
Number of options, Grants	8,750,000
Weighted average exercise price, Grants	$ 0.07
Weighted average remaining contractual terms (in years), Grants		2 years 8 months 23 days
Aggregate intrinsic value, Grants
Number of options, Forfeited/expired	(170,500)
Weighted average exercise price, Forfeited/expired	$ 0.54
Weighted average remaining contractual terms (in years), Forfeited/expired
Aggregate intrinsic value, Forfeited/expired
Number of options, Outstanding, at end of year	27,002,200	18,422,700
Weighted average exercise price end of year	$ 0.13	$ 0.18
Weighted average remaining contractual terms (in years) end of year	7 years 1 month 20 days
Aggregate intrinsic value end of year